Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.4%
Boeing Co. (The), 3.25%, 02/01/35 ........ USD 663 $ 580,274
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 493 522,598
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............... 980 953,355
General Dynamics Corp., 4.95%, 08/15/35 ... 640 650,408
Hexcel Corp., 5.88%, 02/26/35 ........... 268 281,256
Huntington Ingalls Industries, Inc., 5.75%,
01/15/35 ....................... 429 452,741
L3Harris Technologies, Inc., 4.85%, 04/27/35 .. 344 342,517
Leidos, Inc., 5.50%, 03/15/35
(a)
.......... 309 320,624
Lockheed Martin Corp.
3.60% , 03/01/35 ................... 409 376,946
5.00% , 08/15/35 ................... 710 723,044
Northrop Grumman Corp., 5.25%, 07/15/35 ... 470 485,722
RTX Corp., 5.40%, 05/01/35 ............ 406 425,536
Textron, Inc., 5.50%, 05/15/35 ........... 439 453,311
6,568,332
Air Freight & Logistics — 0.4%
FedEx Corp., 3.90%, 02/01/35 ........... 210 196,066
United Parcel Service, Inc., 5.25%, 05/14/35
(a)
. 1,010 1,045,876
1,241,942
Automobile Components — 0.1%
Magna International, Inc., 5.88%, 06/01/35 ... 375 395,152
Automobiles — 0.8%
General Motors Co.
5.00% , 04/01/35
(a)
.................. 650 639,328
6.25% , 04/15/35 ................... 410 435,126
Honda Motor Co. Ltd., 5.34%, 07/08/35 ..... 805 821,374
Toyota Motor Corp., 5.05%, 06/30/35
(a)
...... 425 434,513
2,330,341
Banks — 1.8%
Banco Santander SA
6.03% , 01/17/35 ................... 795 849,791
5.13% , 11/06/35 ................... 1,035 1,033,495
HSBC Bank USA NA, 5.63%, 08/15/35 ...... 300 310,691
Sumitomo Mitsui Financial Group, Inc., 5.63%,
01/15/35 ....................... 790 831,256
Toronto-Dominion Bank (The), 4.93%, 10/15/35 1,040 1,036,948
Wachovia Corp., 5.50%, 08/01/35 ......... 643 659,812
Wells Fargo & Co., 5.38%, 02/07/35 ....... 376 392,876
5,114,869
Beverages — 1.7%
Anheuser-Busch InBev Worldwide, Inc., 5.88%,
06/15/35 ....................... 275 297,363
Coca-Cola Femsa SAB de CV, 5.10%, 05/06/35 340 343,592
Constellation Brands, Inc., 4.95%, 11/01/35
(a)
.. 430 424,756
Diageo Investment Corp.
5.63% , 04/15/35 ................... 560 589,941
7.45% , 04/15/35 ................... 339 406,215
Keurig Dr Pepper, Inc., 5.15%, 05/15/35 ..... 460 459,570
PepsiCo, Inc.
5.00% , 02/07/35 ................... 1,013 1,037,804
5.00% , 07/23/35 ................... 1,140 1,159,242
4,718,483
Biotechnology — 2.3%
AbbVie, Inc.
4.55% , 03/15/35 ................... 1,360 1,336,842
5.20% , 03/15/35 ................... 835 860,893
4.50% , 05/14/35 ................... 2,030 1,986,746
Security
Par (000)
Par (000) Value
Biotechnology (continued)
Biogen, Inc., 5.75%, 05/15/35 ........... USD 505 $ 530,110
Gilead Sciences, Inc.
(a)
5.10% , 06/15/35 ................... 851 870,746
4.60% , 09/01/35 ................... 786 775,342
6,360,679
Broadline Retail — 1.2%
Alibaba Group Holding Ltd., 5.25%, 05/26/35
(a)
. 800 828,826
Amazon.com, Inc., 4.65%, 11/20/35 ........ 2,255 2,232,200
eBay, Inc., 5.13%, 11/06/35
(a)
............ 385 384,681
3,445,707
Building Products — 0.9%
Amrize Finance US LLC, 5.40%, 04/07/35 .... 780 807,246
Carlisle Cos., Inc., 5.25%, 09/15/35
(a)
....... 430 437,291
CRH America Finance, Inc., 5.50%, 01/09/35 .. 1,095 1,138,573
2,383,110
Capital Markets — 2.4%
Ameriprise Financial, Inc., 5.20%, 04/15/35 ... 642 653,541
Brookfield Asset Management Ltd., 5.80%,
04/24/35 ....................... 550 573,329
Brookfield Finance, Inc., 5.68%, 01/15/35
(a)
... 400 413,425
Carlyle Group, Inc. (The), 5.05%, 09/19/35
(a)
.. 680 669,054
KKR & Co., Inc., 5.10%, 08/07/35 ......... 775 767,180
Lazard Group LLC, 5.63%, 08/01/35
(a)
...... 255 260,760
LPL Holdings, Inc.
5.65% , 03/15/35 ................... 435 443,263
5.75% , 06/15/35 ................... 415 426,104
MSCI, Inc., 5.25%, 09/01/35 ............ 1,015 1,018,415
Nomura Holdings, Inc., 5.49%, 06/29/35
(a)
.... 425 436,550
Raymond James Financial, Inc., 4.90%, 09/11/35 590 584,507
S&P Global, Inc., 4.80%, 12/04/35
(b)
....... 390 386,385
6,632,513
Chemicals — 1.2%
CF Industries, Inc., 5.30%, 11/26/35 ....... 830 829,881
Dow Chemical Co. (The), 5.35%, 03/15/35
(a)
.. 354 349,292
Ecolab, Inc., 5.00%, 09/01/35
(a)
.......... 475 484,062
LYB International Finance III LLC, 6.15%,
05/15/35
(a)
...................... 430 438,493
Nutrien Ltd., 4.13%, 03/15/35 ........... 335 309,979
Sherwin-Williams Co. (The), 5.15%, 08/15/35
(a)
. 375 380,709
Westlake Corp., 5.55%, 11/15/35 ......... 510 507,994
3,300,410
Commercial Services & Supplies — 1.3%
J Paul Getty Trust (The), 4.91%, 04/01/35 .... 425 432,099
RELX Capital, Inc., 5.25%, 03/27/35 ....... 593 608,827
Republic Services, Inc., 5.15%, 03/15/35
(a)
... 555 571,123
Rollins, Inc., 5.25%, 02/24/35 ........... 376 381,380
Waste Connections, Inc., 5.25%, 09/01/35
(a)
... 445 458,988
Waste Management, Inc., 4.95%, 03/15/35 ... 1,267 1,282,274
3,734,691
Communications Equipment — 0.6%
Cisco Systems, Inc., 5.10%, 02/24/35 ...... 923 946,165
Motorola Solutions, Inc., 5.55%, 08/15/35 .... 715 741,790
1,687,955
Construction & Engineering — 0.2%
Quanta Services, Inc., 5.10%, 08/09/35 ..... 450 449,654
Consumer Finance — 1.8%
AerCap Ireland Capital DAC, 5.00%, 11/15/35 . 505 498,418
American Honda Finance Corp., 5.20%, 03/05/35 480 484,895
Ford Motor Credit Co. LLC
6.50% , 02/07/35
(a)
.................. 955 995,726
5.87% , 10/31/35 ................... 815 810,598

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
General Motors Financial Co., Inc.
(a)
5.90% , 01/07/35 ................... USD 768 $ 799,875
6.15% , 07/15/35 ................... 630 665,727
Toyota Motor Credit Corp., 5.35%, 01/09/35 ... 755 787,335
5,042,574
Consumer Staples Distribution & Retail — 1.4%
Sysco Corp.
5.40% , 03/23/35 ................... 466 481,545
5.38% , 09/21/35 ................... 315 324,426
Target Corp., 5.00%, 04/15/35
(a)
.......... 835 843,040
Walmart, Inc.
4.90% , 04/28/35 ................... 1,090 1,115,535
5.25% , 09/01/35 ................... 1,009 1,065,369
3,829,915
Containers & Packaging — 0.7%
Amcor Flexibles North America, Inc., 5.50%,
03/17/35
(a)
...................... 620 640,837
International Paper Co., 5.00%, 09/15/35 .... 274 273,359
Packaging Corp. of America, 5.20%, 08/15/35 . 445 450,802
Smurfit Westrock Financing DAC, 5.42%,
01/15/35 ....................... 610 627,962
1,992,960
Diversified Consumer Services — 0.6%
Cornell University, Series 2025, 4.73%, 06/15/35 160 160,165
Leland Stanford Junior University (The), 4.68%,
03/01/35 ....................... 265 266,023
Northwestern University, 4.94%, 12/01/35 .... 350 356,355
President & Fellows of Harvard College, 4.61%,
02/15/35
(a)
...................... 592 596,427
Trustees of Columbia University in the City
of New York (The), Series 2024, 4.36%,
10/01/35
(a)
...................... 265 258,658
1,637,628
Diversified REITs — 0.7%
Safehold GL Holdings LLC, 5.65%, 01/15/35 .. 345 355,241
Simon Property Group LP, 5.13%, 10/01/35 ... 685 692,580
VICI Properties LP, 5.63%, 04/01/35 ....... 790 804,331
1,852,152
Diversified Telecommunication Services — 3.8%
AT&T, Inc.
4.50% , 05/15/35 ................... 1,995 1,907,956
5.38% , 08/15/35 ................... 1,015 1,035,416
4.90% , 11/01/35 ................... 1,120 1,102,536
Comcast Corp.
5.30% , 05/15/35
(a)
.................. 695 708,696
5.65% , 06/15/35
(a)
.................. 585 610,678
4.40% , 08/15/35 ................... 696 661,685
6.50% , 11/15/35
(a)
.................. 512 566,059
Verizon Communications, Inc.
4.78% , 02/15/35 ................... 1,750 1,716,226
5.25% , 04/02/35 ................... 1,745 1,767,464
5.85% , 09/15/35
(a)
.................. 400 424,514
10,501,230
Electric Utilities — 8.4%
AEP Transmission Co. LLC, 5.38%, 06/15/35 .. 265 272,373
Alabama Power Co., 5.10%, 04/02/35 ...... 380 388,255
Baltimore Gas & Electric Co., 5.45%, 06/01/35 . 575 595,111
CenterPoint Energy Houston Electric LLC
5.05% , 03/01/35 ................... 389 393,008
Series AQ , 4.95% , 08/15/35 ........... 440 440,842
Dominion Energy South Carolina, Inc., Series
2025, 5.30%, 01/15/35 .............. 415 428,271
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
DTE Electric Co., 5.25%, 05/15/35 ........ USD 610 $ 624,891
Duke Energy Carolinas LLC, 5.25%, 03/15/35 . 574 591,385
Duke Energy Corp., 4.95%, 09/15/35 ....... 870 861,970
Duke Energy Florida LLC, 4.85%, 12/01/35 ... 535 531,080
Duke Energy Indiana LLC, 6.12%, 10/15/35 ... 220 237,785
Duke Energy Ohio, Inc., 5.30%, 06/15/35 .... 235 241,197
Duke Energy Progress LLC, 5.05%, 03/15/35 .. 670 678,948
El Paso Electric Co., 6.00%, 05/15/35 ...... 293 304,394
Entergy Texas, Inc., 5.25%, 04/15/35 ....... 474 484,050
Evergy Kansas Central, Inc., 5.25%, 03/15/35 . 510 519,505
Evergy Metro, Inc., 5.13%, 08/15/35 ....... 285 287,580
Exelon Corp.
4.95% , 06/15/35 ................... 215 213,753
5.63% , 06/15/35 ................... 400 417,337
FirstEnergy Transmission LLC, 5.00%, 01/15/35 385 385,233
Florida Power & Light Co., 4.95%, 06/01/35 ... 250 251,676
Georgia Power Co., 5.20%, 03/15/35 ....... 605 619,806
Interstate Power & Light Co., 5.60%, 06/29/35 . 555 577,593
Jersey Central Power & Light Co., 5.10%,
01/15/35
(a)
...................... 557 564,429
MidAmerican Energy Co., 5.75%, 11/01/35 ... 195 208,226
National Grid USA, 5.80%, 04/01/35 ....... 250 261,622
NextEra Energy Capital Holdings, Inc., 5.45%,
03/15/35 ....................... 810 835,517
Northern States Power Co., 5.05%, 05/15/35
(a)
. 485 492,639
NSTAR Electric Co., 5.20%, 03/01/35 ...... 592 602,533
Oncor Electric Delivery Co. LLC, 5.35%,
04/01/35
(b)
...................... 535 549,114
Pacific Gas & Electric Co.
5.70% , 03/01/35 ................... 824 844,671
6.00% , 08/15/35 ................... 745 779,515
PacifiCorp, 5.25%, 06/15/35 ............ 230 229,560
PECO Energy Co., 4.88%, 09/15/35 ....... 450 451,169
Public Service Co. of Colorado, 5.15%, 09/15/35 735 742,246
Public Service Co. of Oklahoma, 5.20%,
01/15/35 ....................... 500 504,532
Public Service Electric & Gas Co.
Series Q , 5.05% , 03/01/35 ............ 294 299,492
4.90% , 08/15/35 ................... 490 492,017
Southern California Edison Co.
5.45% , 03/01/35 ................... 718 726,056
Series 04-G , 5.75% , 04/01/35 .......... 300 309,024
Series 05-E , 5.35% , 07/15/35 .......... 218 218,254
Southern Co. (The), 4.85%, 03/15/35 ....... 630 621,332
Southwestern Public Service Co., 5.30%,
05/15/35 ....................... 365 372,204
Tampa Electric Co., 5.15%, 03/01/35
(a)
...... 515 520,709
Union Electric Co., 5.25%, 04/15/35 ....... 440 451,439
Virginia Electric & Power Co.
5.15% , 03/15/35 ................... 495 502,336
Series C , 4.90% , 09/15/35 ............ 705 700,298
Xcel Energy, Inc., 5.60%, 04/15/35 ........ 630 650,630
23,275,607
Electrical Equipment — 0.3%
Emerson Electric Co., 5.00%, 03/15/35 ..... 425 434,147
Hubbell, Inc., 4.80%, 11/15/35 ........... 360 355,919
790,066
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., 5.00%, 01/15/35
(a)
........ 597 604,857
Flex Ltd., 5.38%, 11/13/35 ............. 515 514,181
TD SYNNEX Corp., 5.30%, 10/10/35 ....... 495 490,065
Tyco Electronics Group SA, 5.00%, 05/09/35 .. 420 423,418
2,032,521

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.3%
Halliburton Co., 4.85%, 11/15/35
(a)
........ USD 859 $ 846,042
Entertainment — 0.3%
Walt Disney Co. (The), 6.40%, 12/15/35 ..... 825 925,638
Financial Services — 2.7%
Apollo Global Management, Inc., 5.15%,
08/12/35 ....................... 675 671,945
Fiserv, Inc., 5.25%, 08/11/35
(a)
........... 835 828,305
Global Payments, Inc., 5.55%, 11/15/35 ..... 1,475 1,462,217
HA Sustainable Infrastructure Capital, Inc.,
6.75%, 07/15/35 .................. 305 319,359
Mastercard, Inc., 4.55%, 01/15/35
(a)
........ 908 901,463
ORIX Corp., 5.40%, 02/25/35 ........... 379 389,911
PayPal Holdings, Inc., 5.10%, 04/01/35 ..... 540 546,647
Shell International Finance BV, 4.13%, 05/11/35 250 246,333
Visa, Inc., 4.15%, 12/14/35 ............. 1,210 1,167,241
Woodside Finance Ltd., 6.00%, 05/19/35 .... 995 1,035,076
7,568,497
Food Products — 2.1%
Archer-Daniels-Midland Co., 5.38%, 09/15/35 . 265 277,961
Bunge Ltd. Finance Corp., 5.15%, 08/04/35 ... 505 512,159
Campbell's Co. (The), 4.75%, 03/23/35 ..... 688 659,453
Conagra Brands, Inc., 5.75%, 08/01/35
(a)
.... 440 447,319
Flowers Foods, Inc., 5.75%, 03/15/35
(a)
..... 445 442,580
General Mills, Inc., 5.25%, 01/30/35
(a)
...... 617 626,884
Hershey Co. (The), 5.10%, 02/24/35 ....... 337 345,742
J M Smucker Co. (The), 4.25%, 03/15/35 .... 538 507,524
JBS NV, 5.95%, 04/20/35 .............. 569 597,344
Kraft Heinz Foods Co.
(a)
5.40% , 03/15/35 ................... 385 393,248
5.00% , 07/15/35 ................... 529 524,400
Mondelez International, Inc., 5.13%, 05/06/35
(a)
345 352,376
5,686,990
Gas Utilities — 0.6%
Atmos Energy Corp., 5.20%, 08/15/35
(a)
..... 340 349,622
National Fuel Gas Co., 5.95%, 03/15/35 ..... 417 436,884
Piedmont Natural Gas Co., Inc., 5.10%, 02/15/35 289 292,376
Southern California Gas Co., 5.45%, 06/15/35 . 480 498,384
1,577,266
Ground Transportation — 1.6%
Canadian National Railway Co., 4.75%, 11/12/35 265 264,832
Canadian Pacific Railway Co.
(a)
5.20% , 03/30/35 ................... 485 498,396
4.80% , 09/15/35 ................... 265 264,250
CSX Corp., 5.05%, 06/15/35 ............ 810 823,273
Norfolk Southern Corp., 5.10%, 05/01/35 .... 380 388,027
Uber Technologies, Inc., 4.80%, 09/15/35 .... 1,000 988,516
Union Pacific Corp.
3.38% , 02/01/35 ................... 350 315,043
5.10% , 02/20/35 ................... 747 768,235
4,310,572
Health Care Equipment & Supplies — 1.9%
Baxter International, Inc., 5.65%, 12/15/35
(a)
.. 775 780,787
Boston Scientific Corp., 6.25%, 11/15/35
(c)
.... 316 352,106
GE HealthCare Technologies, Inc.
5.50% , 06/15/35 ................... 710 732,625
4.95% , 12/15/35 ................... 550 544,600
Medtronic, Inc., 4.38%, 03/15/35 ......... 1,498 1,466,352
Stryker Corp., 5.20%, 02/10/35 .......... 808 827,351
Zimmer Biomet Holdings, Inc., 5.50%, 02/19/35 515 531,021
5,234,842
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 3.6%
Ascension Health, Series 2025, 4.92%, 11/15/35 USD 655 $ 654,746
Cardinal Health, Inc., 5.15%, 09/15/35
(a)
..... 310 313,812
Cencora, Inc., 5.15%, 02/15/35 .......... 562 573,040
CommonSpirit Health, 4.98%, 09/01/35 ..... 325 320,223
CVS Health Corp.
4.88% , 07/20/35 ................... 572 558,955
5.45% , 09/15/35 ................... 1,225 1,246,001
Elevance Health, Inc., 5.20%, 02/15/35 ..... 876 888,588
HCA, Inc.
5.75% , 03/01/35 ................... 1,180 1,233,604
4.90% , 11/15/35 ................... 755 741,288
Humana, Inc., 5.55%, 05/01/35 .......... 615 616,312
McKesson Corp., 5.25%, 05/30/35
(a)
....... 605 624,332
Orlando Health Obligated Group, 5.48%,
10/01/35 ....................... 314 327,948
Sutter Health, Series 2025, 5.54%, 08/15/35 .. 275 286,567
UnitedHealth Group, Inc.
(a)
5.30% , 06/15/35 ................... 765 787,196
4.63% , 07/15/35 ................... 759 742,973
9,915,585
Health Care REITs — 1.0%
Alexandria Real Estate Equities, Inc.
4.75% , 04/15/35 ................... 439 423,688
5.50% , 10/01/35
(a)
.................. 451 458,704
Healthpeak OP LLC, 5.38%, 02/15/35 ...... 414 421,023
Ventas Realty LP, 5.00%, 01/15/35 ........ 467 465,921
Welltower OP LLC, 5.13%, 07/01/35 ....... 1,050 1,066,116
2,835,452
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts LP, 5.50%, 04/15/35 ... 621 628,141
Hotels, Restaurants & Leisure — 1.5%
Expedia Group, Inc., 5.40%, 02/15/35 ...... 717 733,231
Hyatt Hotels Corp., 5.40%, 12/15/35 ....... 370 370,680
Marriott International, Inc.
5.35% , 03/15/35 ................... 691 708,303
5.25% , 10/15/35
(a)
.................. 475 481,210
McDonald's Corp.
4.95% , 03/03/35 ................... 745 751,964
4.70% , 12/09/35 ................... 720 714,457
Starbucks Corp., 5.40%, 05/15/35 ......... 460 476,820
4,236,665
Household Durables — 0.6%
DR Horton, Inc., 5.50%, 10/15/35 ......... 623 644,827
Meritage Homes Corp., 5.65%, 03/15/35 ..... 450 458,307
PulteGroup, Inc., 6.00%, 02/15/35 ......... 235 251,812
Toll Brothers Finance Corp., 5.60%, 06/15/35
(a)
. 410 425,964
1,780,910
Household Products — 0.3%
Procter & Gamble Co. (The)
4.60% , 05/01/35 ................... 505 508,785
4.35% , 11/03/35 ................... 365 357,586
866,371
Independent Power and Renewable Electricity Producers — 0.2%
Southern Power Co., Series B, 4.90%, 10/01/35 485 476,560
Industrial Conglomerates — 0.6%
3M Co., 5.15%, 03/15/35 .............. 460 469,561
Honeywell International, Inc., 5.00%, 03/01/35 . 1,189 1,208,314
1,677,875
Industrial REITs — 0.4%
Prologis LP
5.00% , 01/31/35 ................... 527 532,107

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial REITs (continued)
5.25% , 05/15/35 ................... USD 500 $ 513,640
1,045,747
Insurance — 4.6%
Allstate Corp. (The), 5.55%, 05/09/35 ...... 471 492,499
American Financial Group, Inc., 5.00%, 09/23/35 315 308,276
American International Group, Inc.
3.88% , 01/15/35 ................... 415 386,555
5.45% , 05/07/35 ................... 525 544,094
American National Group, Inc., 6.00%,
07/15/35
(a)
...................... 575 578,981
Arthur J Gallagher & Co., 5.15%, 02/15/35 ... 1,246 1,254,613
Brown & Brown, Inc., 5.55%, 06/23/35 ...... 815 833,142
Chubb INA Holdings LLC, 4.90%, 08/15/35 ... 1,100 1,100,747
CNA Financial Corp., 5.20%, 08/15/35 ...... 420 421,030
Fairfax Financial Holdings Ltd., 5.75%, 05/20/35 295 306,888
Hanover Insurance Group, Inc. (The), 5.50%,
09/01/35 ....................... 335 339,427
Lincoln National Corp., 5.35%, 11/15/35 ..... 390 389,969
Loews Corp., 6.00%, 02/01/35
(a)
.......... 255 274,186
Manulife Financial Corp., 4.99%, 12/11/35 .... 845 843,564
Marsh & McLennan Cos., Inc., 5.00%, 03/15/35 1,595 1,609,746
MetLife, Inc., 5.70%, 06/15/35
(a)
.......... 814 866,369
Prudential Financial, Inc., 5.20%, 03/14/35 ... 630 642,649
RenaissanceRe Holdings Ltd., 5.80%, 04/01/35 420 437,575
Selective Insurance Group, Inc., 5.90%, 04/15/35 345 360,680
Travelers Cos., Inc. (The), 5.05%, 07/24/35
(a)
.. 455 460,720
Unum Group, 5.25%, 12/15/35 ........... 245 242,915
12,694,625
Interactive Media & Services — 2.8%
Alphabet, Inc.
4.50% , 05/15/35
(a)
.................. 995 985,484
4.70% , 11/15/35 ................... 2,355 2,343,324
Meta Platforms, Inc., 4.88%, 11/15/35 ...... 4,575 4,520,497
7,849,305
IT Services — 0.6%
Booz Allen Hamilton, Inc., 5.95%, 04/15/35
(a)
.. 585 601,449
Gartner, Inc., 5.60%, 11/20/35 ........... 375 373,981
International Business Machines Corp., 5.20%,
02/10/35
(a)
...................... 712 727,233
1,702,663
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., 4.79%, 10/07/35 . 595 592,331
Machinery — 1.8%
Caterpillar, Inc.
5.20% , 05/15/35 ................... 1,470 1,521,153
5.30% , 09/15/35
(a)
.................. 245 256,460
Cummins, Inc., 5.30%, 05/09/35 .......... 755 779,793
Deere & Co., 5.45%, 01/16/35 ........... 990 1,040,749
Dover Corp., 5.38%, 10/15/35
(a)
.......... 275 287,295
Otis Worldwide Corp., 5.13%, 09/04/35 ..... 450 455,659
Westinghouse Air Brake Technologies Corp.,
5.50%, 05/29/35 .................. 630 653,477
4,994,586
Media — 1.0%
Charter Communications Operating LLC
6.38% , 10/23/35 ................... 1,604 1,643,970
5.85% , 12/01/35
(a)
.................. 1,045 1,039,918
2,683,888
Metals & Mining — 2.1%
Barrick Mining Corp., 6.45%, 10/15/35
(a)
..... 270 297,380
BHP Billiton Finance USA Ltd., 5.30%, 02/21/35 1,029 1,061,717
Gerdau Trade, Inc., 5.75%, 06/09/35 ....... 485 500,519
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Newmont Corp., 5.88%, 04/01/35 ......... USD 387 $ 416,090
Nucor Corp., 5.10%, 06/01/35 ........... 475 483,908
Rio Tinto Alcan, Inc., 5.75%, 06/01/35 ...... 200 213,026
Rio Tinto Finance USA plc, 5.25%, 03/14/35 .. 1,420 1,458,670
Southern Copper Corp., 7.50%, 07/27/35 .... 802 950,468
Steel Dynamics, Inc., 5.25%, 05/15/35 ...... 515 522,609
5,904,387
Multi-Utilities — 2.3%
Ameren Corp., 5.38%, 03/15/35
(a)
......... 612 626,794
Black Hills Corp., 6.00%, 01/15/35 ........ 373 395,429
Consolidated Edison Co. of New York, Inc.
Series 05-A , 5.30% , 03/01/35 .......... 340 348,358
5.13% , 03/15/35 ................... 192 195,689
Consumers Energy Co., 5.05%, 05/15/35 .... 550 558,413
Dominion Energy, Inc.
5.45% , 03/15/35 ................... 570 583,971
Series B , 5.95% , 06/15/35 ............. 385 408,160
DTE Energy Co., 5.05%, 10/01/35 ........ 480 477,996
NiSource, Inc., 5.35%, 07/15/35 .......... 760 775,057
Public Service Enterprise Group, Inc., 5.40%,
03/15/35 ....................... 326 334,670
Puget Energy, Inc., 5.73%, 03/15/35 ....... 530 542,016
San Diego Gas & Electric Co., 5.40%, 04/15/35 730 752,447
Southern Co. Gas Capital Corp., Series B,
5.10%, 09/15/35 .................. 370 371,827
6,370,827
Office REITs — 0.4%
Boston Properties LP, 5.75%, 01/15/35 ...... 685 700,976
Kilroy Realty LP, 5.88%, 10/15/35
(a)
........ 345 347,499
1,048,475
Oil, Gas & Consumable Fuels — 8.5%
APA Corp., 6.10%, 02/15/35 ............ 305 314,082
Canadian Natural Resources Ltd., 5.85%,
02/01/35 ....................... 268 279,524
Cheniere Energy Partners LP, 5.55%, 10/30/35
(b)
835 852,920
Chevron USA, Inc.
4.98% , 04/15/35 ................... 622 634,765
4.85% , 10/15/35
(a)
.................. 785 792,901
ConocoPhillips Co., 5.00%, 01/15/35 ....... 1,040 1,054,110
Coterra Energy, Inc., 5.40%, 02/15/35
(a)
..... 642 653,686
Diamondback Energy, Inc., 5.55%, 04/01/35 .. 950 977,631
Eastern Energy Gas Holdings LLC, 5.80%,
01/15/35 ....................... 574 606,658
Enbridge, Inc.
5.55% , 06/20/35 ................... 800 825,525
5.20% , 11/20/35 ................... 390 391,368
Energy Transfer LP
4.90% , 03/15/35 ................... 495 484,421
5.70% , 04/01/35 ................... 994 1,029,034
Enterprise Products Operating LLC, 4.95%,
02/15/35
(a)
...................... 875 884,315
EOG Resources, Inc., 3.90%, 04/01/35 ..... 438 407,115
Expand Energy Corp., 5.70%, 01/15/35 ..... 634 655,683
HF Sinclair Corp., 6.25%, 01/15/35 ........ 637 666,294
Kinder Morgan Energy Partners LP, 5.80%,
03/15/35 ....................... 412 434,336
Kinder Morgan, Inc., 5.85%, 06/01/35
(a)
..... 610 645,512
Marathon Petroleum Corp., 5.70%, 03/01/35
(a)
. 727 751,380
MPLX LP
5.40% , 04/01/35 ................... 845 853,434
5.40% , 09/15/35 ................... 1,225 1,235,005
ONEOK, Inc.
6.00% , 06/15/35 ................... 305 322,586

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.40% , 10/15/35 ................... USD 860 $ 866,842
Phillips 66 Co., 4.95%, 03/15/35 .......... 534 530,535
Plains All American Pipeline LP, 5.95%, 06/15/35 824 859,540
Shell Finance US, Inc., 4.13%, 05/11/35
(a)
.... 999 957,046
Targa Resources Corp.
5.50% , 02/15/35 ................... 810 829,727
5.55% , 08/15/35 ................... 865 886,110
Viper Energy Partners LLC, 5.70%, 08/01/35
(a)
. 910 925,693
Western Midstream Operating LP, 5.50%,
12/15/35 ....................... 520 517,617
Williams Cos., Inc. (The)
5.60% , 03/15/35 ................... 774 803,739
5.30% , 09/30/35 ................... 715 725,631
23,654,765
Passenger Airlines — 0.2%
Southwest Airlines Co., 5.25%, 11/15/35 ..... 600 586,891
Pharmaceuticals — 4.0%
Eli Lilly & Co.
5.10% , 02/12/35 ................... 993 1,023,586
4.90% , 10/15/35 ................... 1,065 1,077,577
GlaxoSmithKline Capital, Inc., 4.88%, 04/15/35 . 610 615,174
Johnson & Johnson, 5.00%, 03/01/35
(a)
..... 958 993,629
Merck & Co., Inc.
4.95% , 09/15/35 ................... 1,470 1,484,954
4.75% , 12/04/35 ................... 1,140 1,129,918
Novartis Capital Corp., 4.60%, 11/05/35
(a)
.... 560 554,479
Pfizer, Inc., 4.88%, 11/15/35 ............ 1,075 1,075,238
Royalty Pharma plc, 5.20%, 09/25/35 ...... 720 723,791
Takeda US Financing, Inc., 5.20%, 07/07/35 .. 1,390 1,406,478
Zoetis, Inc., 5.00%, 08/17/35 ............ 880 885,491
10,970,315
Professional Services — 0.7%
Paychex, Inc., 5.60%, 04/15/35 .......... 965 1,000,271
TR Finance LLC, 5.50%, 08/15/35
(a)
....... 305 316,307
Verisk Analytics, Inc., 5.25%, 03/15/35 ...... 590 599,090
1,915,668
Real Estate Management & Development — 0.2%
CBRE Services, Inc., 5.50%, 06/15/35 ...... 430 442,978
Residential REITs — 0.8%
American Homes 4 Rent LP, 5.25%, 03/15/35 . 369 369,987
AvalonBay Communities, Inc., 5.00%, 08/01/35 390 392,855
Essential Properties LP, 5.40%, 12/01/35 .... 275 275,803
Essex Portfolio LP, 5.38%, 04/01/35 ....... 350 358,089
Invitation Homes Operating Partnership LP,
4.88%, 02/01/35 .................. 427 416,101
Mid-America Apartments LP, 4.95%, 03/01/35 . 290 291,313
2,104,148
Retail REITs — 0.8%
Agree LP, 5.60%, 06/15/35 ............. 375 391,647
Brixmor Operating Partnership LP, 5.75%,
02/15/35 ....................... 305 319,291
Kimco Realty OP LLC, 4.85%, 03/01/35 ..... 443 439,738
Phillips Edison Grocery Center Operating
Partnership I LP, 4.95%, 01/15/35 ....... 235 230,764
Realty Income Corp., 5.13%, 04/15/35 ...... 485 492,512
Regency Centers LP, 5.10%, 01/15/35 ...... 341 344,751
2,218,703
Semiconductors & Semiconductor Equipment — 3.5%
Applied Materials, Inc., 5.10%, 10/01/35
(a)
.... 350 360,158
Broadcom, Inc.
5.20% , 07/15/35 ................... 2,180 2,227,030
3.14% , 11/15/35
(b)
.................. 2,565 2,206,448
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc., 5.45%, 07/15/35 .... USD 455 $ 467,631
Micron Technology, Inc.
5.80% , 01/15/35 ................... 754 797,411
6.05% , 11/01/35 ................... 1,085 1,164,631
NXP BV, 5.25%, 08/19/35
(a)
............. 615 621,529
QUALCOMM, Inc.
4.65% , 05/20/35
(a)
.................. 819 818,945
5.00% , 05/20/35 ................... 545 551,157
Texas Instruments, Inc., 5.10%, 05/23/35 .... 525 540,158
9,755,098
Software — 3.7%
Adobe, Inc., 5.30%, 01/17/35
(a)
........... 325 340,799
Autodesk, Inc., 5.30%, 06/15/35 .......... 430 438,046
Microsoft Corp.
(a)
3.50% , 02/12/35 ................... 1,128 1,057,343
4.20% , 11/03/35 ................... 511 506,525
Oracle Corp.
3.90% , 05/15/35 ................... 993 855,445
5.50% , 08/03/35 ................... 1,299 1,266,647
5.20% , 09/26/35
(a)
.................. 3,075 2,930,798
Roper Technologies, Inc., 5.10%, 09/15/35 ... 870 868,008
Synopsys, Inc., 5.15%, 04/01/35 .......... 1,940 1,966,670
10,230,281
Specialized REITs — 0.9%
American Tower Corp.
5.40% , 01/31/35 ................... 465 477,796
5.35% , 03/15/35 ................... 590 604,114
CubeSmart LP, 5.13%, 11/01/35 .......... 380 379,399
Extra Space Storage LP
5.35% , 01/15/35
(a)
.................. 264 269,441
5.40% , 06/15/35 ................... 385 393,128
Public Storage Operating Co., 5.00%, 07/01/35 365 369,446
2,493,324
Specialty Retail — 0.9%
AutoNation, Inc., 5.89%, 03/15/35 ......... 448 464,415
Home Depot, Inc. (The), 4.65%, 09/15/35 .... 745 736,040
Lowe's Cos., Inc.
4.85% , 10/15/35 ................... 1,040 1,031,890
5.50% , 10/15/35 ................... 271 281,938
2,514,283
Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc., 4.75%, 05/12/35 ............ 755 771,025
Dell International LLC
4.85% , 02/01/35 ................... 650 635,920
5.50% , 04/01/35 ................... 755 773,425
Hewlett Packard Enterprise Co., 6.20%,
10/15/35
(a) (c)
..................... 619 663,730
HP, Inc., 6.10%, 04/25/35
(a)
............. 445 468,498
NetApp, Inc., 5.70%, 03/17/35
(a)
.......... 505 525,092
3,837,690
Textiles, Apparel & Luxury Goods — 0.2%
Tapestry, Inc., 5.50%, 03/11/35 .......... 546 557,115
Tobacco — 1.2%
Altria Group, Inc.
5.63% , 02/06/35 ................... 393 407,470
5.25% , 08/06/35 ................... 430 434,021
BAT Capital Corp., 5.63%, 08/15/35
(a)
...... 860 892,534
Philip Morris International, Inc.
4.88% , 04/30/35 ................... 550 548,589
4.63% , 10/29/35 ................... 520 507,348
Reynolds American, Inc., 5.70%, 08/15/35 .... 621 645,673
3,435,635

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.2%
GATX Corp., 5.50%, 06/15/35 ........... USD 574 $ 587,751
Water Utilities — 0.4%
American Water Capital Corp., 5.25%, 03/01/35 694 712,303
Essential Utilities, Inc., 5.25%, 08/15/35 ..... 335 340,008
1,052,311
Wireless Telecommunication Services — 1.2%
America Movil SAB de CV, 6.38%, 03/01/35 ... 779 854,865
T-Mobile USA, Inc.
4.70% , 01/15/35 ................... 705 689,501
5.30% , 05/15/35 ................... 770 785,429
4.95% , 11/15/35 ................... 870 860,534
3,190,329
Total Long-Term Investments — 98 .2%
(Cost: $ 271,076,935 ) .............................. 272,320,016
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 13.2%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(f)
................... 35,199,297 $ 35,216,897
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 1,590,367 1,590,367
Total Short-Term Securities — 13 .2%
(Cost: $ 36,806,626 ) ............................... 36,807,264
Total Investments — 111 .4%
(Cost: $ 307,883,561 ) .............................. 309,127,280
Liabilities in Excess of Other Assets — (11.4) % ............ (31,742,895)
Net Assets — 100.0% ...............................
$ 277,384,385
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 16,751,371 $ 18,465,533
(a)
$ — $ (7) $ — $ 35,216,897 35,199,297 $ 16,801
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 458,326 1,132,041
(a)
— — — 1,590,367 1,590,367 6,319 —
$ (7) $ — $ 36,807,264 $ 23,120 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2035 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 272,320,016 $ — $ 272,320,016
Short-Term Securities
Money Market Funds ...................................... 36,807,264 — — 36,807,264
$ 36,807,264 $ 272,320,016 $ — $ 309,127,280
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
SAB Special Assessment Bonds